Performance Management	Oct. 28, 2025
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531. On May 13, 2019, the Fund transitioned from an actively managed strategy to its current strategy of investing in equity securities that are components of the Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 21.99% (06/30/20) Worst Quarter: -20.59% (03/31/20) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 12.99%.

Bar Chart Closing [Text Block]	Best Quarter: 21.99% (06/30/20) Worst Quarter: -20.59% (03/31/20) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 12.99%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	12.99%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Growth Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	22.22%	13.28%	11.38%
Fund Return After Taxes on Distributions	19.60%	11.81%	9.91%
Fund Return After Taxes on Distributions and Sale of Fund Shares	15.12%	10.45%	9.00%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 5.46% (12/31/23) Worst Quarter: -5.26% (03/31/22) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 5.87%.

Bar Chart Closing [Text Block]
Best Quarter: 5.46% (12/31/23) Worst Quarter: -5.26% (03/31/22) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 5.87%.

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	5.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
New Covenant Income Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	2.13%	-0.04%	1.23%
Fund Return After Taxes on Distributions	0.82%	-1.09%	0.27%
Fund Return After Taxes on Distributions and Sale of Fund Shares	1.25%	-0.46%	0.53%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.47%	0.33%	1.45%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Bar Chart [Table]
Best Quarter: 14.51% (06/30/20) Worst Quarter: -12.25% (03/31/20) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 10.33%.

Bar Chart Closing [Text Block]	Best Quarter: 14.51% (06/30/20) Worst Quarter: -12.25% (03/31/20) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 10.33%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	10.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Russell 3000 Index Return (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg Intermediate U.S. Aggregate Bond Index and the Fund's blended benchmark that is composed of the Russell 3000 Index and the Bloomberg Intermediate U.S. Aggregate Bond Index weighted 60%/40%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Balanced Growth Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	13.94%	8.12%	7.43%
Fund Return After Taxes on Distributions	11.77%	6.68%	5.91%
Fund Return After Taxes on Distributions and Sale of Fund Shares	9.35%	6.06%	5.51%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.47%	0.33%	1.45%
Blended 60% Russell 3000 Index/40% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	14.94%	8.62%	8.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Additional Market Index [Text]	The Fund's additional indexes are the Bloomberg Intermediate U.S. Aggregate Bond Index and the Fund's blended benchmark that is composed of the Russell 3000 Index and the Bloomberg Intermediate U.S. Aggregate Bond Index weighted 35%/65%.
Bar Chart [Table]
Best Quarter: 10.02% (06/30/20) Worst Quarter: -8.13% (06/30/22) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 8.54%.

Bar Chart Closing [Text Block]	Best Quarter: 10.02% (06/30/20) Worst Quarter: -8.13% (06/30/22) The Fund's total return (pre-tax) from January 1, 2025 to September 30, 2025 was 8.54%.
Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	8.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.13%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of the Russell 3000 Index Return (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the Bloomberg Intermediate U.S. Aggregate Bond Index and the Fund's blended benchmark that is composed of the Russell 3000 Index and the Bloomberg Intermediate U.S. Aggregate Bond Index weighted 35%/65%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
New Covenant Balanced Income Fund	1 Year	5 Years	10 Years
Fund Return Before Taxes	8.82%	4.70%	4.82%
Fund Return After Taxes on Distributions	7.17%	3.43%	3.52%
Fund Return After Taxes on Distributions and Sale of Fund Shares	5.80%	3.30%	3.40%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.47%	0.33%	1.45%
Blended 35% Russell 3000 Index/65% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	9.62%	5.22%	5.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.NewCovenantFunds.com
Performance Availability Phone [Text]	877-835-4531